Financial Risk Management - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Net exposure to foreign currency risk amount		€ 268,200		€ 15,900
Derivative warrant liabilities	€ 7,727	3,888
Derivative earnout liability	7,553	7,053
Cash balance	€ 383,495	€ 438,522	€ 89,478	€ 53,092	€ 7,861	€ 2,500